Income Tax (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of the valuation allowance
Balance at the beginning of the period	$ (1,051,973)	$ (831,361)
Additions		(194,892)	(830,348)
Write off	90,811
Changes due to exchange rate translation	4,000	(25,720)	(1,013)
Balance at the end of the period	(957,162)	(1,051,973)	(831,361)
Income Tax
Valuation allowance against deferred tax assets on tax loss carry forwards	0	194,892	830,348
Cumulative loss incurred period as significant piece of objective negative evidence evaluated	3 years
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes (as a percent)	3.27%	3.45%	(7.89%)
Other expenses not deductible for tax purposes (as a percent)	0.72%	1.12%	(1.34%)
Effect of tax holiday (as a percent)	(13.69%)	(19.06%)	(5.98%)
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	1.08%	0.02%	(0.10%)
Effect of different tax rate of DTA and DTL applied (as a percent)	2.29%	(4.36%)	0.22%
Valuation allowance movement (as a percent)		0.42%	(1.73%)
Other (as a percent)	0.19%	0.11%	0.33%
Income tax rate (as a percent)	18.86%	6.70%	8.51%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ 11,285,429	$ 8,725,381	$ (2,864,479)
Per share effect-basic (in dollars per share)	$ 0.09	$ 0.07	$ (0.02)
Per share effect-diluted (in dollars per share)	$ 0.09	$ 0.07	$ (0.02)